Liquidity and Management's Plan (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 01, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Liquidity and Management’s Plan [Line Items]
Incurred operating losses			$ 5,700,000	$ 6,100,000
Accumulated deficit			(213,531,466)		$ (217,830,518)	$ (170,282,750)
Cash			247,341		1,700,000	6,000,000
Outstanding debt		$ 12,700,000	15,200,000		13,900,000	1,200,000
Cash tax refund			2,000,000		2,000,000
Prepayment for purchased inventory			5,000,000		312,239	177,027
Prepayment for purchased inventory					$ 5,000,000
September 2024 Notes [Member]
Liquidity and Management’s Plan [Line Items]
Outstanding debt			750,000
Working capital facility [Member]
Liquidity and Management’s Plan [Line Items]
Outstanding debt			14,000,000
NLabs 2025 Notes [Member]
Liquidity and Management’s Plan [Line Items]
Outstanding debt			$ 485,000
Related Party [Member]
Liquidity and Management’s Plan [Line Items]
Loan receivable	$ 826,000
Nonrelated Party [Member]
Liquidity and Management’s Plan [Line Items]
Loan receivable	$ 1,000,000